Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 15, 2014
AllianceBernstein Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN CONCENTRATED GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to earn capital gains.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 13 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 48 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share class listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser seeks to achieve the Fund's investment objective of capital gains (i.e., growth in the value of the Fund's shares) by investing primarily in common stocks of listed U.S. companies. The Adviser employs an appraisal method that attempts to measure each prospective company's quality and growth rate by numerous factors. Such factors include: a company's record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund's Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company's securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. The Fund primarily invests in large-market capitalization companies, which the Adviser defines as companies that have market capitalizations of $5 billion or more ("large-cap").

		The Fund invests in a relatively small number of individual stocks. The Fund is considered to be "non-diversified", which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended (the "Code")).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock market fluctuates. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.
  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.
  NON-DIVERSIFICATION RISK: The Fund is a "non-diversified" investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund's performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  NON-DIVERSIFICATION RISK: The Fund is a "non-diversified" investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund's performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year, five years and over the life of the Fund compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

		The information shown below reflects the historical performance of the W.P. Stewart & Co. Growth Fund, Inc. and that fund's predecessor (together the "Predecessor Fund"). Effective as of the close of business on February 28, 2014 the W.P. Stewart & Co. Growth Fund was reorganized into the Fund. The Predecessor Fund and the Fund have identical investment objectives and strategies and the same portfolio management team.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year, five years and over the life of the Fund compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Predecessor Fund's shares, which were reorganized into Advisor Class shares of the Fund on February 28, 2014, and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Predecessor Fund's shares, which were reorganized into Advisor Class shares of the Fund on February 28, 2014, and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	BEST QUARTER WAS UP 17.10%, 1ST QUARTER, 2012; AND WORST QUARTER WAS DOWN -20.33%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Advisor Class shares only and will vary for the other classes of shares because these Classes have different expense ratios;
AllianceBernstein Concentrated Growth Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Fee Waiver	abcfi_FeeWaiver	(0.20%)
Net Management Fees	abcfi_NetManagementFees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.65%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
After 1 Year	rr_ExpenseExampleYear01	546
After 3 Years	rr_ExpenseExampleYear03	953
After 5 Years	rr_ExpenseExampleYear05	1,536
After 10 Years	rr_ExpenseExampleYear10	3,114
1 YEAR	rr_AverageAnnualReturnYear01	30.31%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	17.61%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	7.36%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[5]
AllianceBernstein Concentrated Growth Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Fee Waiver	abcfi_FeeWaiver	(0.20%)
Net Management Fees	abcfi_NetManagementFees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.67%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
After 1 Year	rr_ExpenseExampleYear01	302
After 3 Years	rr_ExpenseExampleYear03	781
After 5 Years	rr_ExpenseExampleYear05	1,540
After 10 Years	rr_ExpenseExampleYear10	3,542
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	781
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,540
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,542
1 YEAR	rr_AverageAnnualReturnYear01	35.09%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	17.76%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	7.01%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[5]
AllianceBernstein Concentrated Growth Fund | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Fee Waiver	abcfi_FeeWaiver	(0.20%)
Net Management Fees	abcfi_NetManagementFees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.65%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	101
After 3 Years	rr_ExpenseExampleYear03	474
After 5 Years	rr_ExpenseExampleYear05	1,032
After 10 Years	rr_ExpenseExampleYear10	2,555
2004	rr_AnnualReturn2004	17.72%
2005	rr_AnnualReturn2005	5.48%
2006	rr_AnnualReturn2006	6.84%
2007	rr_AnnualReturn2007	(0.04%)
2008	rr_AnnualReturn2008	(31.06%)
2009	rr_AnnualReturn2009	32.64%
2010	rr_AnnualReturn2010	12.60%
2011	rr_AnnualReturn2011	0.81%
2012	rr_AnnualReturn2012	15.87%
2013	rr_AnnualReturn2013	36.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.33%)
1 YEAR	rr_AverageAnnualReturnYear01	36.44%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	18.94%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	8.09%	[7]
AllianceBernstein Concentrated Growth Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Fee Waiver	abcfi_FeeWaiver	(0.20%)
Net Management Fees	abcfi_NetManagementFees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.76%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
After 1 Year	rr_ExpenseExampleYear01	152
After 3 Years	rr_ExpenseExampleYear03	640
After 5 Years	rr_ExpenseExampleYear05	1,321
After 10 Years	rr_ExpenseExampleYear10	3,144
1 YEAR	rr_AverageAnnualReturnYear01	35.76%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	18.34%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	7.57%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[5]
AllianceBernstein Concentrated Growth Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Fee Waiver	abcfi_FeeWaiver	(0.20%)
Net Management Fees	abcfi_NetManagementFees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
After 1 Year	rr_ExpenseExampleYear01	126
After 3 Years	rr_ExpenseExampleYear03	557
After 5 Years	rr_ExpenseExampleYear05	1,176
After 10 Years	rr_ExpenseExampleYear10	2,850
1 YEAR	rr_AverageAnnualReturnYear01	36.10%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	18.64%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	7.82%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[5]
AllianceBernstein Concentrated Growth Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Fee Waiver	abcfi_FeeWaiver	(0.20%)
Net Management Fees	abcfi_NetManagementFees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.62%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.43%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	101
After 3 Years	rr_ExpenseExampleYear03	471
After 5 Years	rr_ExpenseExampleYear05	1,022
After 10 Years	rr_ExpenseExampleYear10	2,529
1 YEAR	rr_AverageAnnualReturnYear01	36.44%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	18.94%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	8.09%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[5]
AllianceBernstein Concentrated Growth Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Fee Waiver	abcfi_FeeWaiver	(0.20%)
Net Management Fees	abcfi_NetManagementFees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.52%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	101
After 3 Years	rr_ExpenseExampleYear03	460
After 5 Years	rr_ExpenseExampleYear05	990
After 10 Years	rr_ExpenseExampleYear10	$ 2,442
1 YEAR	rr_AverageAnnualReturnYear01	36.44%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	18.94%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	8.09%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014	[5]
AllianceBernstein Concentrated Growth Fund | Return After Taxes on Distributions | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	36.44%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	18.93%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	7.44%	[7]
AllianceBernstein Concentrated Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	20.62%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	15.46%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	6.60%	[7]
AllianceBernstein Concentrated Growth Fund | S&P 500(R) Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	32.39%
5 YEARS	rr_AverageAnnualReturnYear05	17.94%
10 YEARS	rr_AverageAnnualReturnYear10	7.41%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	The Management Fee is 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to waive .20% of the Management Fee until March 1, 2016. This fee waiver supplements the Fee Waiver and/or Expense Reimbursement stated below and is not subject to reimbursement by the Fund.
[3]	Total other expenses are based on estimated amounts for the current fiscal year.
[4]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through March 1, 2016 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.24%, 1.99%, .99%, 1.49%, 1.24%, .99% and .99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. The expense limitation agreement may be terminated after March 1, 2016 upon 60 days' prior notice by the Adviser.
[5]	Inception dates for Class A, Class C, Class R, Class K, Class I and Class Z shares: February 28, 2014. Performance information for periods prior to the inception of Class A, Class C, Class R, Class K, Class I and Class Z shares is the performance of the Fund's Advisor Class shares and is adjusted to reflect the respective expense ratios of the Class A, Class C, Class R, Class K, Class I and Class Z shares.
[6]	For Class C shares, the CDSC is 0% after the first year.
[7]	After-tax returns: -Are shown for Advisor Class shares only and will vary for the other classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.